Basis of preparation	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation1.1 Material accounting policies and key accounting estimates and judgements
The Consolidated financial statements included in this Annual Report have been prepared in accordance with IFRS® Accounting Standards as issued by the
International Accounting Standards Board (IASB) and in accordance with IFRS
Accounting Standards as endorsed by the EU and further requirements in the
Danish Financial Statements Act.
Measurement basis
The Consolidated financial statements have been prepared on the historical cost basis except for derivative financial instruments, equity investments, marketable securities and trade receivables in a factoring portfolio, which are measured at fair value.
Material accounting policies
Novo Nordisk’s material accounting policies are described in each of the individual notes to the Consolidated financial statements. The accounting policies have been applied consistently in the preparation of the Consolidated financial statements for all the years presented.
Functional and presentation currency
The Consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.
Key accounting estimates
The use of reasonable estimates is an essential part of the preparation of the Consolidated financial statements. Given the uncertainties inherent in Novo Nordisk’s business activities, Management must make certain estimates regarding valuation and make judgements on the reported amounts of assets, liabilities, net sales, expenses and related disclosures.
The key accounting estimates identified are those that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities in the following reporting period. An example being the estimation of US sales deductions and provisions for sales rebates.
When determining estimates and assumptions, Management has assessed the qualitative and quantitative impact of climate-related matters, geopolitical risks including US tariffs and reference pricing, and other uncertainties. It is Management’s assessment that, based on the current facts, these uncertainties do not significantly impact estimates and assumptions.
Estimates are based on historical experience and various other assumptions that are held to be reasonable under the circumstances. The estimates and underlying assumptions are reviewed on an ongoing basis. If necessary, changes are recognised in the period in which the estimate is revised. Management considers the key accounting estimates to be reasonable and appropriate based on currently available information. The actual amounts may differ from the amounts estimated as more detailed information becomes available.
In addition, Management has made certain judgements in the process of applying the accounting policies, for example in assessing events relevant to recognising revenue related to the 340B Drug Pricing Program, including events after the reporting date, and in determining the implications for the financial statements.
Management regards those listed below as the key accounting estimates and judgements applied in the preparation of the Consolidated financial statements. Refer to the specific notes for further information on the key accounting estimates and judgements, as well as assumptions applied.
Applying materiality
The Consolidated financial statements are a result of processing large numbers of transactions and aggregating those transactions into classes according to their nature or function. The transactions are presented in classes of similar items in the Consolidated financial statements. If a line item is not individually material, it is aggregated with other items of a similar nature in the Consolidated financial statements or in the notes.
Management provides the specific disclosures required by IFRS Accounting Standards unless the information is not applicable or is considered immaterial to the decision-
making of the primary users of these financial statements.

Key accounting estimates and judgements	Risk	Note(s)
Estimate and judgement related to US sales deductions and liabilities for sales deductions	High	2.1, 3.6
Estimate in determining the fair values of assets acquired in prior year's business combinations	Medium	5.3
Estimate in determining the fair values of intangible assets in impairment reviews	Medium	3.1
Estimate regarding deferred income tax assets and provision for uncertain tax positions	Medium	2.6
Estimate of ongoing legal disputes, litigation and investigations	Medium	3.6
1.2 Changes in accounting policies and disclosures
Management has assessed that new or amended IFRS Accounting Standards and interpretations issued by the IASB and endorsed by the EU effective on or after 1 January 2025 have not had a significant effect on the Consolidated financial statements. New or amended IFRS Accounting Standards and interpretations issued by the IASB that have not yet become effective are generally not adopted until they become effective and endorsed by the EU. Management does not anticipate any significant impact on the Consolidated financial statements in the period of initial application from the adoption of these new standards and amendments, apart from
IFRS 18  which replaces IAS 1 effective from 1 January 2027.
IFRS 18 implementation
IFRS 18 will revise the presentation of Novo Nordisk’s Income statement, mainly due to the classification of 'financial income' and 'financial expenses' into three new line items: 'operating financial income and expenses', 'investment income' and 'interest expenses'. This reclassification will result in a difference between the IAS 1 operating profit reported in prior periods and the new IFRS 18-defined operating profit, mainly due to the inclusion of operating foreign exchange differences from intragroup balances and related hedging activities. Reported net results remain unaffected.
Further, IFRS 18 is expected to introduce a new note with 'management-defined performance measures' in the audited section of the financial statements, as well as introduce additional disclosures. 'Goodwill' is presented as a separate line item in the balance sheet with effect from 2025 in line with IFRS 18 requirements.